Property, Plant and Equipment (Table)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment
Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2020 and 2019, were as follows:

December 31,	Useful Lives (Years)	2020	2019
(Dollars in millions)
Land	N/A	$34	$35
Buildings	20	295	295
Leasehold and land improvements	1-30	1,369	1,280
Cell site equipment	7-25	4,018	3,708
Switching equipment	5-8	1,094	1,051
Office furniture and equipment	3-5	282	280
Other operating assets and equipment	3-5	49	48
System development	1-7	1,327	1,238
Work in process	N/A	317	358
Total property, plant and equipment, gross		8,785	8,293
Accumulated depreciation and amortization		(6,319)	(6,086)
Total property, plant and equipment, net		$2,466	$2,207